Financial structure and financial costs - Analysis by currency and interest rate (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Financial structure, financial costs and financial instruments
Non-current financial debt and related financial instruments	$ 45,725	$ 41,228	$ 38,083
Percentage of net noncurrent debt	100.00%	100.00%	100.00%
U.S. Dollar
Financial structure, financial costs and financial instruments
Non-current financial debt and related financial instruments	$ 36,225	$ 38,002	$ 34,789
Percentage of net noncurrent debt	79.00%	92.00%	91.00%
Euro
Financial structure, financial costs and financial instruments
Non-current financial debt and related financial instruments	$ 8,682	$ 2,206	$ 2,322
Percentage of net noncurrent debt	19.00%	5.00%	6.00%
Other currencies
Financial structure, financial costs and financial instruments
Non-current financial debt and related financial instruments	$ 818	$ 1,020	$ 972
Percentage of net noncurrent debt	2.00%	3.00%	3.00%
Fixed rate
Financial structure, financial costs and financial instruments
Non-current financial debt and related financial instruments	$ 35,740	$ 30,922	$ 30,311
Percentage of net noncurrent debt	78.00%	75.00%	80.00%
Floating rate
Financial structure, financial costs and financial instruments
Non-current financial debt and related financial instruments	$ 9,985	$ 10,306	$ 7,772
Percentage of net noncurrent debt	22.00%	25.00%	20.00%